Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income per Share [Abstract]
Reconciliation Of The Calculation Of Basic And Diluted Income Per Share [TableTextBlock]

	For the years ended December 31,
(In thousands, except per share amounts)	2012	2011
Net income	$4,244	$2,546
Less: Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$2,642	$988
Weighted average common shares outstanding - Basic	7,477	7,333
Plus: Potential dilutive common stock equivalents	317	402
Weighted average common shares outstanding - Diluted	7,794	7,735
Net income per common share - Basic	$0.35	$0.13
Net income per common share - Diluted	0.34	0.13
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	506	372